Related party transactions - Transactions between associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income statement items
Sales	£ 9	£ 9	£ 10
Purchases	29	28	29
Balance sheet items
Group payables	2	12	3
Group receivables	1	2	2
Loans payable	6	6	6
Loans receivable	82	55	59
Cash flow items
Loans and equity contributions, net	£ 47	£ 32	£ 37